TRADE AND OTHER RECEIVABLES - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Trade receivables from third parties	₽ 233	₽ 151
Other receivables from third parties	183	9
Allowance for expected credit losses	(8)	(6)	₽ (6)
Total trade and other receivables	₽ 408	₽ 154